Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments
Summary of Fair Values of Derivative Instruments

	Asset	Liability
	Derivatives*	Derivatives*
	12/31/2013	12/31/2013	Fair Value
Agricultural contracts	$2,922,883	$(758,087)	$2,164,796
Currencies contracts	10,225,555	(2,331,573)	7,893,982
Energy contracts	558,750	(551,260)	7,490
Interest rates contracts	2,494,780	(2,318,979)	175,801
Meats contracts	72,048	(60,655)	11,393
Metals contracts	4,130,304	(3,904,727)	225,577
Soft commodities contracts	341,494	(304,418)	37,076
Stock indices contracts	15,101,676	(107,673)	14,994,003

	$35,847,490	$(10,337,372)	$25,510,118

* The fair values of all asset and liability derivatives, including agriculturals, currencies, energy, interest rates, meats, metals, soft commodities and stock indices contracts, are included in unrealized gain (loss) on open contracts within equity in broker trading accounts in the consolidated statement of financial condition.

	Asset	Liability
	Derivatives*	Derivatives*
	12/31/2012	12/31/2012	Fair Value
Agricultural contracts	$1,010,073	$(846,892)	$163,181
Currencies contracts	12,045,469	(7,703,776)	4,341,693
Energy contracts	1,028,505	(400,364)	628,141
Interest rates contracts	2,816,093	(2,237,432)	578,661
Meats contracts	11,264	(73,450)	(62,186)
Metals contracts	4,252,379	(6,777,973)	(2,525,594)
Soft commodities contracts	745,230	(333,162)	412,068
Stock indices contracts	2,679,422	(2,534,167)	145,255

	$24,588,435	$(20,907,216)	$3,681,219

* The fair values of all asset and liability derivatives, including agriculturals, currencies, energy, interest rates, meats, metals, soft commodities and stock indices contracts, are included in unrealized gain (loss) on open contracts within equity in broker trading accounts in the consolidated statement of financial condition.

Schedule of Effect of Derivative Instruments on the Consolidated Statement of Operations

	Years Ended December 31,
Type of Contract	2013*	2012*	2011*

Agriculturals contracts	$4,293,821	$(3,869,332)	$(18,592,666)
Currencies contracts	2,122,143	(4,935,784)	(36,493,518)
Energy contracts	(23,395,558)	(3,960,783)	(3,355,109)
Interest rates contracts	(24,374,049)	14,926,969	65,198,011
Meats contracts	1,088,278	(1,467,087)	(4,235,895)
Metals contracts	4,917,479	(12,997,845)	(4,570,962)
Soft commodities contracts	617,412	354,779	(3,246,199)
Stock indices and equity options contracts	53,211,357	34,215,188	(43,401,503)

	$18,480,883	$22,266,105	$(48,697,841)

* The gains or losses on derivatives, including agriculturals, currencies, energy, interest rates, meats, metals, soft commodities and stock indices contracts are included in the realized and change in unrealized gains (loss) from futures and forward trading in the consolidated statement of operations. The gains or losses on derivatives for equity options contracts are included in the realized and unrealized gains (loss) from equities, equity options and exchange-traded funds in the Partnership’s consolidated statements of operations.

Schedule of Line Item in Consolidated Statement of Operations

Line Item in Consolidated Statement of	For years ended December 31,
Operations	2013	2012	2011

Net gain (loss) from futures and forward trading
Realized	$(3,286,886)	$26,546,796	$(24,697,561)
Change in unrealized	21,767,769	(4,280,691)	(27,921,376)
Total realized and changed in unrealized net gain (loss) from futures and forward trading	18,480,883	22,266,105	(52,618,937)
Net gain (loss) from equity options
Realized	—	—	3,921,096
Change in unrealized	—	—	—
Total realized and changed in unrealized net gain (loss) from equity options trading	—	—	3,921,096
Total realized and changed in unrealized net gain (loss) from futures, forward and equity options trading	$18,480,883	$22,266,105	$(48,697,841)

Schedule of gross and net information related to derivatives eligible for offset in the Consolidated Statement of Financial Condition

As of December 31, 2013

			Net Amount of
		Gross Amounts	Unrealized Gain
		Offset in the	Presented in
	Gross Amount of	Consolidated	the Consolidated
	Recognized	Statement of	Statement of
Type of Instrument	Assets	Financial Condition	Financial Condition

U.S. and foreign futures contracts	$33,234,813	$(8,568,395)	$24,666,418
Forward contracts	2,497,049	(1,761,431)	735,618
Options on futures and forward contracts	115,628	(7,546)	108,082
Total derivatives	$35,847,490	$(10,337,372)	$25,510,118

As of December 31, 2012

			Net Amount of
		Gross Amounts	Unrealized Gain
		Offset in the	Presented in
	Gross Amount of	Consolidated	the Consolidated
	Recognized	Statement of	Statement of
Type of Instrument	Assets	Financial Condition	Financial Condition

U.S. and foreign futures contracts	$17,323,529	$(15,097,793)	$2,225,736
Forward contracts	7,254,268	(5,809,423)	1,444,845
Options on futures and forward contracts	10,638	—	10,638
Total derivatives	$24,588,435	$(20,907,216)	$3,681,219

Schedule of derivative assets and collateral received by counterparty

As of December 31, 2013

	Net Amount of
	Unrealized Gain
	Presented in	Gross Amounts Not Offset in the Consolidated
	the Consolidated	Statement of Financial Condition
	Statement of	Financial	Cash Collateral
Counterparty	Financial Condition	Instruments	Received	Net Amount

Bank of America N.A.	$650,256	$—	$—	$650,256
Deutsche Bank AG	50,666	—	—	50,666
Jefferies Bache, LLC.	13,602,999	—	—	13,602,999
Newedge USA, LLC	932,133	—	—	932,133
R.J. O’Brien & Associates, LLC	2,564,953	—	—	2,564,953
UBS Securities LLC	7,709,111	—	—	7,709,111
Total	$25,510,118	$—	$—	$25,510,118

As of December 31, 2012

	Net Amount of
	Unrealized Gain
	Presented in	Gross Amounts Not Offset in the Consolidated
	the Consolidated	Statement of Financial Condition
	Statement of	Financial	Cash Collateral
Counterparty	Financial Condition	Instruments	Received	Net Amount

Bank of America N.A.	$1,327,621	$—	$—	$1,327,621
Deutsche Bank AG	(178,677)	—	—	(178,677)
Jefferies Bache, LLC	724,791	—	—	724,791
Newedge USA, LLC	1,098,091	—	—	1,098,091
R.J. O’Brien & Associates, LLC	1,714,310	—	—	1,714,310
UBS Securities LLC	(1,004,917)	—	—	(1,004,917)
Total	$3,681,219	$—	$—	$3,681,219